Income Taxes - Deferred Tax Rollforward (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Changes in unrecognized tax benefits	$ 73	$ (5,645)
Deferred income tax expense recognized in net earnings (loss)	8,387	4,523
Deferred income tax recovery recognized in net earnings (loss)	(8,387)	(4,523)
Deferred income tax asset, end of year	8,387	4,523
Deferred income tax liability, end of year	(8,387)	(4,523)
Property and equipment [member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Expenses related to the origination and reversal of temporary differences for	(377)	6,381
Non-capital losses carried forward [member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Expenses related to the origination and reversal of temporary differences for	$ 304	(733)
Long-term liabilities [member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Expenses related to the origination and reversal of temporary differences for		(2)
Share issue expenses [member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Expenses related to the origination and reversal of temporary differences for		$ (1)